SCHEDULE OF LONG-TERM LOAN (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Line of Credit Facility [Line Items]
Less: current portion of long-term loans	$ (1,386,160)	$ (796,416)
Long-term loans	4,934,374	6,557,608
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Loans payable to bank	$ 6,320,534	$ 7,354,024